Document and Entity Information	0 Months Ended
Dec. 12, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 12, 2013
Registrant Name	DREYFUS GOVERNMENT CASH MANAGEMENT Funds
Central Index Key	0000740766
Amendment Flag	false
Document Creation Date	Dec. 12, 2013
Document Effective Date	Dec. 13, 2013
Prospectus Date	Jun. 01, 2013
Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Risk/Return:
Trading Symbol	DGVXX
Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
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Trading Symbol	DGCXX
Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
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Trading Symbol	DAGXX
Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DPGXX
Dreyfus Government Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DGMXX
Dreyfus Government Prime Cash Management | Dreyfus Goverment Prime Cash Management - Investor Shares
Risk/Return:
Trading Symbol	DVPXX
Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Institutional Shares
Risk/Return:
Trading Symbol	DIPXX
Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Administrative Shares
Risk/Return:
Trading Symbol	DAPXX
Dreyfus Government Prime Cash Management | Dreyfus Government Prime Cash Management - Participant Shares
Risk/Return:
Trading Symbol	DGPXX
Dreyfus Government Prime Cash Management | Agency Shares
Risk/Return:
Trading Symbol	DRPXX